UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 52.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.1%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	646	$796,509

Total Albania			$796,509

Argentina — 0.8%
Argentina POM Politica Monetaria, 56.47%, (ARLLMONP), 6/21/20(2)	ARS	94,320	$2,808,744
City of Buenos Aires, 50.12%, (BADLAR + 5.00%), 1/23/22(2)	ARS	1,132	29,489
City of Buenos Aires, 52.79%, (BADLAR + 3.25%), 3/29/24(2)	ARS	10,091	254,575
Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(2)	ARS	16,822	425,442
Provincia de Buenos Aires, 53.85%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	77,967	1,971,807
Republic of Argentina, 4.50%, 6/21/19	USD	334	329,696
Republic of Argentina, 15.50%, 10/17/26	ARS	84,573	1,848,107

Total Argentina			$7,667,860

Armenia — 0.5%
Republic of Armenia, 6.00%, 9/30/20(1)	USD	4,150	$4,248,894

Total Armenia			$4,248,894

Bahrain — 0.4%
CBB International Sukuk Co., 6.875%, 10/5/25(1)	USD	200	$211,827
Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	840	880,977
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	200	203,174
Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	1,040	1,078,730
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	1,430	1,430,878

Total Bahrain			$3,805,586

Barbados — 0.3%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	4,628	$2,520,872

Total Barbados			$2,520,872

Bosnia and Herzegovina — 0.3%
Republic of Srpska, 1.50%, 6/30/23	BAM	162	$92,695
Republic of Srpska, 1.50%, 10/30/23	BAM	442	249,847
Republic of Srpska, 1.50%, 12/15/23	BAM	24	13,522
Republic of Srpska, 1.50%, 5/31/25	BAM	3,893	2,164,580
Republic of Srpska, 1.50%, 6/9/25	BAM	374	207,304
Republic of Srpska, 1.50%, 12/24/25	BAM	407	230,845
Republic of Srpska, 1.50%, 9/25/26	BAM	289	159,802
Republic of Srpska, 1.50%, 9/26/27	BAM	99	53,516

Total Bosnia and Herzegovina			$3,172,111

Brazil — 0.9%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,478,553
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	6,556,675

Total Brazil			$8,035,228

Security	Principal Amount (000’s omitted)		Value
Colombia — 0.4%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,116,669
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,338,228

Total Colombia			$3,454,897

Costa Rica — 0.0%(5)
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	65,060	$96,246

Total Costa Rica			$96,246

Croatia — 0.7%
Croatia, 6.75%, 11/5/19(1)	USD	5,813	$5,963,307

Total Croatia			$5,963,307

Dominican Republic — 0.8%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	11,200	$215,450
Dominican Republic, 10.50%, 4/7/23(1)	DOP	331,300	6,622,398
Dominican Republic, 11.00%, 11/6/26(1)	DOP	6,200	124,364
Dominican Republic, 11.00%, 12/4/26(1)	DOP	6,700	134,413

Total Dominican Republic			$7,096,625

Fiji — 0.9%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	7,781	$7,764,154

Total Fiji			$7,764,154

Indonesia — 8.7%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,080,572
Indonesia Government Bond, 7.50%, 8/15/32	IDR	92,887,000	6,091,087
Indonesia Government Bond, 7.50%, 5/15/38	IDR	386,372,000	25,229,974
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	343,177
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	815,031
Indonesia Government Bond, 8.25%, 5/15/36	IDR	305,659,000	21,427,303
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,147,608
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,020,273
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	8,384,614
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,309,525
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	3,902,601
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	441,673
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,706,881
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	675,383
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,781,352

Total Indonesia			$79,357,054

Macedonia — 0.7%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,780,781
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	3,491	4,288,421

Total Macedonia			$6,069,202

Security	Principal Amount (000’s omitted)		Value
Malaysia — 2.1%
Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$19,379,112

Total Malaysia			$19,379,112

Mexico — 0.8%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$1,737,983
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,038,122
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	1,842,299
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,286,467

Total Mexico			$6,904,871

Peru — 8.6%
Peru Government Bond, 5.20%, 9/12/23	PEN	103,217	$31,784,198
Peru Government Bond, 5.70%, 8/12/24	PEN	29,000	9,067,984
Peru Government Bond, 6.15%, 8/12/32(1)(3)	PEN	6,029	1,844,738
Peru Government Bond, 6.35%, 8/12/28	PEN	87,142	27,651,813
Peru Government Bond, 6.90%, 8/12/37	PEN	2,162	703,611
Peru Government Bond, 8.20%, 8/12/26	PEN	20,412	7,225,591

Total Peru			$78,277,935

Russia — 3.1%
Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	$11,549,856
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	477,724
Russia Government Bond, 8.15%, 2/3/27	RUB	881,000	13,645,594
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	2,739,246

Total Russia			$28,412,420

Serbia — 7.3%
Republic of Serbia, 4.875%, 2/25/20(1)	USD	5,594	$5,670,453
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,844,150	29,608,410
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	558,970	5,819,247
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	971,450
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	475,000	5,348,002
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,508,250	17,237,070
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	1,908,237

Total Serbia			$66,562,869

Seychelles — 0.2%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	1,376	$1,401,153

Total Seychelles			$1,401,153

South Africa — 6.0%
Republic of South Africa, 6.875%, 5/27/19	USD	5,814	$5,880,971
Republic of South Africa, 8.50%, 1/31/37	ZAR	262,840	18,056,866
Republic of South Africa, 8.75%, 1/31/44	ZAR	110,987	7,672,154
Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	15,963,404
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	6,675,639

Total South Africa			$54,249,034

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 2.6%
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	190,000	$1,029,050
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	2,330,707
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	792,910	4,223,907
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	640,000	3,590,135
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	140	788
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	114,000	632,945
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,443,150
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	251,560
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	142,000	799,651
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	809,000	4,607,525
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	592,730	3,311,447

Total Sri Lanka			$23,220,865

Tanzania — 0.3%
United Republic of Tanzania, 8.799%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	2,975	$3,036,168

Total Tanzania			$3,036,168

Thailand — 1.9%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	507,898	$15,155,708
Thailand Government Bond, 3.40%, 6/17/36	THB	55,000	1,859,175

Total Thailand			$17,014,883

Turkey — 4.1%
Turkey Government Bond, 7.10%, 3/8/23	TRY	91,804	$13,575,190
Turkey Government Bond, 7.50%, 11/7/19	USD	1,625	1,660,537
Turkey Government Bond, 8.50%, 9/14/22	TRY	50,512	8,031,434
Turkey Government Bond, 10.70%, 8/17/22	TRY	14,780	2,494,491
Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	4,171,882
Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	7,405,421

Total Turkey			$37,338,955

Total Foreign Government Bonds (identified cost $493,573,152)			$475,846,810

Foreign Corporate Bonds — 1.1%

Security	Principal Amount (000’s omitted)		Value
Colombia — 0.0%(5)
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$233,669

Total Colombia			$233,669

Indonesia — 0.2%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	21,720,000	$1,466,467

Total Indonesia			$1,466,467

Security	Principal Amount (000’s omitted)		Value
Mexico — 0.9%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$310,878
Grupo Televisa SAB, 7.25%, 5/14/43	MXN	198,150	6,879,410
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	10,630	439,158
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	287,954

Total Mexico			$7,917,400

Total Foreign Corporate Bonds (identified cost $8,748,741)			$9,617,536

Sovereign Loans — 0.4%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.1%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(4)(7)		$3,760	$1,301,148

Total Barbados			$1,301,148

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(7)		$1,600	$1,551,421

Total Ethiopia			$1,551,421

Kenya — 0.1%
Government of Kenya, Term Loan, 7.57%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$730	$730,000

Total Kenya			$730,000

Total Sovereign Loans (identified cost $6,012,383)			$3,582,569

Credit Linked Notes — 1.2%

Security	Principal Amount (000’s omitted)		Value
Ukraine — 1.2%
Ukraine Treasury Bill (Citibank, N.A.), 0.00%, 4/9/19(3)(8)	UAH	321,880	$11,345,694

Total Ukraine			$11,345,694

Total Credit Linked Notes (identified cost $11,141,764)			$11,345,694

Short-Term Investments — 43.3%

Foreign Government Securities — 14.8%

Security	Principal Amount (000’s omitted)		Value
Egypt — 12.7%
Egypt Treasury Bill, 0.00%, 2/5/19	EGP	140,950	$7,956,694
Egypt Treasury Bill, 0.00%, 3/19/19	EGP	118,100	6,532,129
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	130,625	7,210,884
Egypt Treasury Bill, 0.00%, 4/9/19	EGP	125,275	6,891,712
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	174,125	9,545,881
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	318,950	17,336,683
Egypt Treasury Bill, 0.00%, 6/4/19	EGP	35,975	1,930,966
Egypt Treasury Bill, 0.00%, 6/18/19	EGP	36,000	1,919,495
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	380,750	19,830,873
Egypt Treasury Bill, 0.00%, 7/30/19	EGP	33,075	1,717,131
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	637,300	32,979,734
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	7,425	385,477
Egypt Treasury Bill, 0.00%, 9/3/19	EGP	16,875	862,276

Total Egypt			$115,099,935

Georgia — 1.9%
Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	2,460	$926,215
Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	1,430	538,390
Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	1,460	549,674
Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	2,430	914,832
Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	989	372,145
Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	1,980	745,396
Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	1,920	722,777
Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	990	372,617
Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	1,670	628,509
Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	2,983	1,122,443
Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	3,950	1,486,457
Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	3,330	1,253,123
Bank of Georgia Promissory Note, 7.59%, 6/10/19	GEL	1,042	392,511
Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	1,532	577,131
Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	685	257,992
Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	1,350	508,443
Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	1,470	553,620
Georgia Treasury Bill, 0.00%, 5/16/19	GEL	2,700	997,475
Georgia Treasury Bill, 0.00%, 6/13/19	GEL	3,780	1,387,210
Georgia Treasury Bill, 0.00%, 7/18/19	GEL	6,595	2,414,071

Total Georgia			$16,721,031

Uruguay — 0.2%
Uruguay Treasury Bill, 0.00%, 1/3/20	UYU	70,150	$1,973,745

Total Uruguay			$1,973,745

Total Foreign Government Securities (identified cost $132,558,442)			$133,794,711

U.S. Treasury Obligations — 13.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/7/19(9)	$19,775	$19,767,354
U.S. Treasury Bill, 0.00%, 2/14/19(9)	19,800	19,783,269
U.S. Treasury Bill, 0.00%, 2/21/19	19,775	19,749,375
U.S. Treasury Bill, 0.00%, 2/26/19(9)	21,000	20,965,875
U.S. Treasury Bill, 0.00%, 3/5/19(9)	19,775	19,734,044
U.S. Treasury Bill, 0.00%, 3/14/19	19,775	19,723,200

Total U.S. Treasury Obligations (identified cost $119,723,117)		$119,723,117

Other — 15.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(10)	139,083,241	$139,083,241

Total Other (identified cost $139,071,063)		$139,083,241

Total Short-Term Investments (identified cost $391,352,622)		$392,601,069

Total Investments — 98.5% (identified cost $910,828,662)		$892,993,678

Other Assets, Less Liabilities — 1.5%		$13,999,417

Net Assets — 100.0%		$906,993,095

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $69,045,312 or 7.6% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $15,601,397 or 1.7% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Citibank, N.A.) in addition to the market risk of the underlying security.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $840,094.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	103,605,113	USD	26,720,254	Standard Chartered Bank	2/4/19	$1,686,501	$—
BRL	81,874,000	USD	21,115,696	Standard Chartered Bank	2/4/19	1,332,758	—
BRL	86,495,800	USD	22,984,214	Standard Chartered Bank	2/4/19	731,458	—
BRL	17,000,000	USD	4,327,902	Standard Chartered Bank	2/4/19	333,208	—
BRL	56,126,700	USD	15,078,727	Standard Chartered Bank	2/4/19	310,256	—
BRL	215,861,000	USD	59,109,231	Standard Chartered Bank	2/4/19	76,172	—
BRL	84,396,000	USD	23,110,162	Standard Chartered Bank	2/4/19	29,781	—
BRL	52,699,000	USD	13,581,716	UBS AG	2/4/19	867,451	—
BRL	41,645,000	USD	10,732,852	UBS AG	2/4/19	685,496	—
BRL	100,065,613	USD	27,400,973	UBS AG	2/4/19	35,311	—
BRL	39,123,000	USD	10,713,053	UBS AG	2/4/19	13,805	—
COP	25,975,028,770	USD	8,221,767	Bank of America, N.A.	2/4/19	143,782	—
COP	8,172,565,770	USD	2,623,027	Bank of America, N.A.	2/4/19	9,039	—
COP	17,692,609,000	USD	5,678,534	Standard Chartered Bank	2/4/19	19,569	—
COP	109,854,000	USD	35,258	Standard Chartered Bank	2/4/19	121	—
CZK	77,000,000	EUR	2,989,425	UBS AG	2/4/19	—	(135)
EUR	2,989,246	CZK	77,000,000	HSBC Bank USA, N.A.	2/4/19	—	(71)
EUR	3,481,566	PLN	14,883,000	Citibank, N.A.	2/4/19	—	(13,228)
EUR	4,480,000	USD	5,131,003	Standard Chartered Bank	2/4/19	—	(3,196)
PLN	14,883,000	EUR	3,480,699	Standard Chartered Bank	2/4/19	14,221	—
USD	4,655,111	BRL	17,000,000	Standard Chartered Bank	2/4/19	—	(5,999)
USD	15,369,178	BRL	56,126,700	Standard Chartered Bank	2/4/19	—	(19,806)
USD	22,419,562	BRL	81,874,000	Standard Chartered Bank	2/4/19	—	(28,891)
USD	23,685,150	BRL	86,495,800	Standard Chartered Bank	2/4/19	—	(30,522)
USD	28,370,194	BRL	103,605,113	Standard Chartered Bank	2/4/19	—	(36,560)
USD	22,726,808	BRL	84,396,000	Standard Chartered Bank	2/4/19	—	(413,135)
USD	58,128,720	BRL	215,861,000	Standard Chartered Bank	2/4/19	—	(1,056,683)
USD	11,403,653	BRL	41,645,000	UBS AG	2/4/19	—	(14,695)
USD	14,430,570	BRL	52,699,000	UBS AG	2/4/19	—	(18,596)
USD	10,516,935	BRL	39,123,000	UBS AG	2/4/19	—	(209,923)
USD	26,899,358	BRL	100,065,613	UBS AG	2/4/19	—	(536,925)
USD	8,336,820	COP	25,975,028,770	Bank of America, N.A.	2/4/19	—	(28,729)
USD	2,583,802	COP	8,172,565,770	Bank of America, N.A.	2/4/19	—	(48,264)
USD	34,351	COP	109,854,000	Standard Chartered Bank	2/4/19	—	(1,029)
USD	5,449,060	COP	17,692,609,000	Standard Chartered Bank	2/4/19	—	(249,042)
USD	5,124,672	EUR	4,480,000	UBS AG	2/4/19	—	(3,134)
EUR	1,690,617	RSD	200,000,000	Citibank, N.A.	2/5/19	2,130	—
RSD	200,000,000	EUR	1,682,581	Citibank, N.A.	2/5/19	7,069	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	52,742,816	USD	3,980,791	Standard Chartered Bank	2/5/19	$—	$(4,328)
COP	24,677,360,000	USD	7,750,744	UBS AG	2/6/19	196,189	—
ARS	168,365,000	USD	4,317,051	Goldman Sachs International	2/7/19	181,336	—
EUR	4,480,000	USD	5,125,962	UBS AG	2/7/19	3,130	—
USD	5,418,309	PEN	18,281,375	The Bank of Nova Scotia	2/7/19	—	(75,010)
USD	14,285,911	ZAR	205,679,489	Barclays Bank PLC	2/7/19	—	(1,215,753)
COP	36,480,000,000	USD	11,497,912	UBS AG	2/8/19	248,848	—
TRY	93,280,000	USD	17,580,761	Standard Chartered Bank	2/8/19	401,134	—
TRY	3,458,000	USD	635,335	Standard Chartered Bank	2/8/19	31,275	—
USD	44,534	COP	142,458,000	Standard Chartered Bank	2/8/19	—	(1,338)
USD	7,083,779	COP	23,028,929,000	Standard Chartered Bank	2/8/19	—	(331,663)
USD	7,819,548	TRY	41,737,622	Standard Chartered Bank	2/8/19	—	(226,351)
COP	8,172,565,770	USD	2,582,985	Bank of America, N.A.	2/11/19	48,284	—
COP	8,000,000,000	USD	2,573,175	Credit Agricole Corporate and Investment Bank	2/11/19	2,535	—
TRY	133,699,000	USD	25,155,823	Goldman Sachs International	2/11/19	574,382	—
TRY	82,495,435	USD	14,908,769	Standard Chartered Bank	2/11/19	967,375	—
UGX	3,041,210,000	USD	742,664	Citibank, N.A.	2/11/19	85,296	—
USD	6,304,707	COP	20,209,052,000	Standard Chartered Bank	2/11/19	—	(201,875)
USD	2,183,301	TRY	11,603,879	Goldman Sachs International	2/11/19	—	(49,851)
USD	18,049,470	TRY	95,929,918	Goldman Sachs International	2/11/19	—	(412,123)
USD	21,739,221	TRY	115,540,330	Goldman Sachs International	2/11/19	—	(496,371)
ZAR	13,000,000	USD	942,241	Citibank, N.A.	2/12/19	36,991	—
CZK	200,000,000	EUR	7,723,275	Citibank, N.A.	2/13/19	42,658	—
ZAR	103,188,000	USD	7,474,336	Standard Chartered Bank	2/13/19	297,457	—
COP	10,291,648,230	USD	3,153,050	UBS AG	2/14/19	160,078	—
UGX	4,261,176,000	USD	1,097,393	Standard Chartered Bank	2/14/19	61,806	—
UGX	4,305,277,000	USD	1,099,688	Standard Chartered Bank	2/15/19	71,207	—
ARS	30,000,000	USD	775,795	BNP Paribas	2/19/19	15,776	—
IDR	358,171,000,000	USD	23,925,919	JPMorgan Chase Bank, N.A.	2/19/19	1,715,450	—
MAD	41,539,644	USD	4,302,397	BNP Paribas	2/19/19	49,451	—
RSD	425,000,000	EUR	3,578,345	JPMorgan Chase Bank, N.A.	2/19/19	6,849	—
TRY	24,342,000	USD	4,384,366	Standard Chartered Bank	2/19/19	279,283	—
USD	4,119,441	ARS	157,815,802	BNP Paribas	2/19/19	—	(44,642)
USD	2,608,653	EUR	2,285,956	Credit Agricole Corporate and Investment Bank	2/19/19	—	(11,149)
USD	28,340,695	ZAR	389,299,406	State Street Bank and Trust Company	2/19/19	—	(959,812)
ZAR	57,109,000	USD	4,147,026	Citibank, N.A.	2/19/19	151,267	—
ZAR	218,318,000	USD	15,893,381	State Street Bank and Trust Company	2/19/19	538,260	—
MXN	203,948,660	USD	10,057,136	Standard Chartered Bank	2/20/19	583,989	—
EUR	48,456,818	USD	56,809,320	Goldman Sachs International	2/21/19	—	(1,266,403)
USD	3,950,207	EUR	3,369,420	Goldman Sachs International	2/21/19	88,059	—
EUR	2,160,181	USD	2,464,853	Deutsche Bank AG	2/22/19	11,432	—
EUR	147,574	USD	168,288	Deutsche Bank AG	2/22/19	881	—
EUR	130,173	USD	148,892	Deutsche Bank AG	2/22/19	329	—
USD	3,973,097	ZAR	52,742,816	Standard Chartered Bank	2/22/19	4,797	—
ZAR	90,312,000	USD	6,514,306	Credit Agricole Corporate and Investment Bank	2/22/19	280,650	—
TRY	5,582,110	USD	1,037,241	BNP Paribas	2/25/19	28,655	—
UGX	9,051,811,000	USD	2,429,690	Citibank, N.A.	2/25/19	25,802	—
CLP	1,786,000,000	USD	2,676,457	Goldman Sachs International	2/28/19	47,176	—
CLP	13,346,886,000	USD	19,767,015	Standard Chartered Bank	2/28/19	586,863	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CLP	1,640,000,000	USD	2,448,858	Standard Chartered Bank	2/28/19	$52,127	$—
COP	10,729,800,000	USD	3,300,766	UBS AG	2/28/19	151,420	—
MAD	11,151,000	USD	1,160,354	Credit Agricole Corporate and Investment Bank	2/28/19	7,476	—
MAD	11,139,000	USD	1,160,313	Credit Agricole Corporate and Investment Bank	2/28/19	6,260	—
MXN	101,771,617	USD	4,900,401	Credit Agricole Corporate and Investment Bank	2/28/19	403,171	—
MXN	181,985,020	USD	9,548,185	Goldman Sachs International	2/28/19	—	(64,494)
RUB	2,039,427,159	USD	30,695,773	Standard Chartered Bank	2/28/19	397,213	—
RUB	250,000,000	USD	3,762,794	Standard Chartered Bank	2/28/19	48,692	—
UGX	4,312,974,000	USD	1,099,687	Standard Chartered Bank	2/28/19	69,398	—
USD	5,224,931	EUR	4,438,779	JPMorgan Chase Bank, N.A.	2/28/19	134,041	—
USD	2,032,329	IDR	29,816,299,246	Goldman Sachs International	2/28/19	—	(102,581)
USD	2,677,254	IDR	39,278,000,000	Goldman Sachs International	2/28/19	—	(135,133)
USD	1,857,765	MXN	38,582,098	Credit Agricole Corporate and Investment Bank	2/28/19	—	(152,844)
USD	4,999,856	MXN	95,295,492	Goldman Sachs International	2/28/19	33,772	—
USD	4,327,294	PEN	14,552,258	Citibank, N.A.	2/28/19	—	(42,597)
USD	1,910,096	PEN	6,480,000	The Bank of Nova Scotia	2/28/19	—	(35,781)
USD	5,208,548	PEN	17,670,000	The Bank of Nova Scotia	2/28/19	—	(97,568)
USD	11,737,657	PEN	39,820,000	The Bank of Nova Scotia	2/28/19	—	(219,874)
USD	3,926,578	RUB	260,791,510	Standard Chartered Bank	2/28/19	—	(49,434)
USD	3,914,028	RUB	260,048,000	Standard Chartered Bank	2/28/19	—	(50,649)
USD	8,859,497	RUB	588,625,005	Standard Chartered Bank	2/28/19	—	(114,645)
IDR	37,918,600,000	USD	2,691,935	Goldman Sachs International	3/4/19	23,324	—
IDR	69,350,000,000	USD	4,802,632	JPMorgan Chase Bank, N.A.	3/4/19	163,355	—
IDR	134,300,000,000	USD	9,494,521	JPMorgan Chase Bank, N.A.	3/4/19	122,378	—
IDR	18,000,000,000	USD	1,217,697	JPMorgan Chase Bank, N.A.	3/4/19	71,239	—
USD	4,986,150	IDR	72,000,000,000	JPMorgan Chase Bank, N.A.	3/4/19	—	(169,597)
USD	12,979,057	IDR	187,417,576,900	JPMorgan Chase Bank, N.A.	3/4/19	—	(441,465)
COP	17,066,965,501	USD	5,313,501	BNP Paribas	3/5/19	176,481	—
MXN	490,800,000	USD	23,933,623	HSBC Bank USA, N.A.	3/5/19	1,623,886	—
BRL	215,861,000	USD	58,013,895	Standard Chartered Bank	3/6/19	1,076,728	—
BRL	84,396,000	USD	22,681,914	Standard Chartered Bank	3/6/19	420,973	—
BRL	7,322,800	USD	2,000,016	Standard Chartered Bank	3/6/19	4,556	—
BRL	1,160,131	USD	317,002	Standard Chartered Bank	3/6/19	577	—
BRL	100,065,613	USD	26,846,675	UBS AG	3/6/19	545,672	—
BRL	39,123,000	USD	10,496,338	UBS AG	3/6/19	213,343	—
COP	24,677,360,000	USD	7,737,062	Credit Agricole Corporate and Investment Bank	3/6/19	200,681	—
THB	40,000,000	USD	1,222,643	Bank of America, N.A.	3/11/19	58,746	—
THB	3,000,000	USD	94,771	Bank of America, N.A.	3/11/19	1,333	—
THB	57,000,000	USD	1,801,232	Citibank, N.A.	3/11/19	24,747	—
THB	1,104,000,000	USD	33,745,988	Deutsche Bank AG	3/11/19	1,620,344	—
THB	50,000,000	USD	1,533,037	Deutsche Bank AG	3/11/19	68,699	—
THB	400,406,000	USD	12,237,347	Goldman Sachs International	3/11/19	589,548	—
THB	333,802,862	USD	10,190,587	JPMorgan Chase Bank, N.A.	3/11/19	502,695	—
THB	271,197,138	USD	8,279,312	JPMorgan Chase Bank, N.A.	3/11/19	408,413	—
THB	160,000,000	USD	4,893,715	Morgan Stanley & Co. International PLC	3/11/19	231,841	—
THB	527,500,000	USD	16,184,953	Standard Chartered Bank	3/11/19	713,362	—
USD	1,741,676	THB	57,000,000	Citibank, N.A.	3/11/19	—	(84,303)
COP	15,264,484,000	USD	4,774,926	Credit Agricole Corporate and Investment Bank	3/13/19	133,772	—
COP	15,535,516,000	USD	4,872,359	Goldman Sachs International	3/13/19	123,496	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PEN	12,650,000	USD	3,756,273	Standard Chartered Bank	3/14/19	$40,669	$—
USD	15,176,115	EUR	12,928,496	Standard Chartered Bank	3/14/19	329,979	—
USD	1,647,422	PEN	5,548,024	Standard Chartered Bank	3/14/19	—	(17,836)
USD	10,828,923	PEN	36,468,565	Standard Chartered Bank	3/14/19	—	(117,243)
MAD	4,612,000	USD	476,569	Societe Generale	3/18/19	5,770	—
TRY	19,806,000	USD	3,572,659	Standard Chartered Bank	3/18/19	165,913	—
COP	35,818,779,000	USD	11,164,759	UBS AG	3/20/19	350,688	—
USD	287,133	COP	907,952,000	Citibank, N.A.	3/20/19	—	(4,766)
USD	31,319,370	EUR	27,325,597	Standard Chartered Bank	3/28/19	—	(98,719)
MYR	88,400,000	USD	21,280,693	Goldman Sachs International	4/4/19	388,286	—
MYR	6,500,000	USD	1,556,513	Morgan Stanley & Co. International PLC	4/4/19	36,794	—
USD	3,432,302	EUR	2,987,000	Goldman Sachs International	4/4/19	—	(4,210)
PLN	120,196,649	EUR	27,838,506	Credit Agricole Corporate and Investment Bank	4/8/19	312,071	—
PLN	11,140,000	EUR	2,583,808	Credit Agricole Corporate and Investment Bank	4/8/19	24,671	—
DOP	492,000,000	USD	9,627,577	Citibank, N.A.	4/9/19	—	(70,460)
TRY	24,500,000	USD	5,381,741	Standard Chartered Bank	4/9/19	—	(812,019)
CLP	1,750,600,000	USD	2,589,951	Standard Chartered Bank	4/11/19	79,539	—
EUR	10,097,000	USD	11,653,150	Goldman Sachs International	4/11/19	—	(29,802)
UGX	1,857,890,000	USD	473,107	Standard Chartered Bank	4/11/19	26,741	—
MAD	14,085,000	USD	1,479,517	Credit Agricole Corporate and Investment Bank	4/15/19	—	(9,580)
UGX	4,849,592,000	USD	1,282,961	Citibank, N.A.	4/15/19	20,737	—
EUR	17,000,000	USD	19,515,174	Citibank, N.A.	4/16/19	62,941	—
EUR	23,316,000	USD	26,764,297	Goldman Sachs International	4/16/19	87,664	—
EUR	36,422	USD	41,809	Goldman Sachs International	4/16/19	137	—
USD	641,155	EUR	558,549	Goldman Sachs International	4/16/19	—	(2,100)
USD	3,215,974	EUR	2,801,630	Goldman Sachs International	4/16/19	—	(10,534)
USD	3,784,313	EUR	3,296,745	Goldman Sachs International	4/16/19	—	(12,395)
CZK	298,283,500	EUR	11,610,139	JPMorgan Chase Bank, N.A.	4/18/19	—	(89,183)
UGX	4,543,680,000	USD	1,206,821	Citibank, N.A.	4/18/19	13,911	—
COP	39,416,464,000	USD	12,541,631	Credit Agricole Corporate and Investment Bank	4/22/19	113,864	—
ARS	189,002,000	USD	4,572,998	Goldman Sachs International	4/25/19	92,890	—
MXN	451,834,314	USD	23,360,812	Bank of America, N.A.	4/25/19	—	(14,936)
PLN	64,631,555	USD	17,158,691	Goldman Sachs International	4/25/19	244,825	—
PLN	15,000,000	USD	3,982,271	Goldman Sachs International	4/25/19	56,820	—
UGX	4,621,720,000	USD	1,177,118	Citibank, N.A.	4/25/19	62,854	—
USD	11,645,571	MXN	224,954,000	Bank of America, N.A.	4/25/19	22,398	—
CZK	270,002,822	EUR	10,466,698	Barclays Bank PLC	4/29/19	—	(39,371)
HUF	2,972,240,000	EUR	9,344,645	Citibank, N.A.	4/29/19	62,192	—
HUF	7,973,700,000	EUR	25,016,997	HSBC Bank USA, N.A.	4/29/19	226,920	—
MXN	250,000,000	USD	12,992,319	HSBC Bank USA, N.A.	4/29/19	—	(82,883)
PLN	64,345,700	EUR	14,937,236	BNP Paribas	4/29/19	107,015	—
PLN	42,300,000	EUR	9,814,150	State Street Bank and Trust Company	4/29/19	76,563	—
USD	1,685,454	PEN	5,661,945	Standard Chartered Bank	4/29/19	—	(11,398)
USD	2,925,312	PEN	9,827,000	Standard Chartered Bank	4/29/19	—	(19,783)
USD	9,825,484	PEN	33,006,749	Standard Chartered Bank	4/29/19	—	(66,448)
UGX	3,233,200,000	USD	823,745	Standard Chartered Bank	4/30/19	42,837	—
CZK	77,000,000	EUR	2,974,743	HSBC Bank USA, N.A.	5/2/19	—	(103)
PLN	14,883,000	EUR	3,464,392	Citibank, N.A.	5/2/19	13,175	—
RSD	200,000,000	EUR	1,675,042	Citibank, N.A.	5/6/19	188	—
USD	2,062,193	EUR	1,780,024	Standard Chartered Bank	5/9/19	8,238	—
USD	857,071	EUR	739,798	Standard Chartered Bank	5/9/19	3,424	—
USD	203,123	EUR	175,330	Standard Chartered Bank	5/9/19	811	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	4,193,109,000	USD	1,082,093	Standard Chartered Bank	5/20/19	$37,064	$—
MAD	12,519,000	USD	1,298,988	Credit Agricole Corporate and Investment Bank	6/13/19	3,146	—
UGX	4,195,308,000	USD	1,086,867	Standard Chartered Bank	6/14/19	26,904	—
UGX	4,679,050,000	USD	1,177,120	Citibank, N.A.	6/26/19	61,905	—
UGX	4,788,440,000	USD	1,242,460	Standard Chartered Bank	7/8/19	22,302	—
MAD	20,154,000	USD	2,098,064	BNP Paribas	7/22/19	—	(6,441)
MYR	12,893,000	USD	3,147,090	Deutsche Bank AG	7/24/19	7,975	—
USD	4,353,083	MYR	18,000,000	Deutsche Bank AG	7/24/19	—	(51,723)
USD	2,804,981	MYR	11,600,000	JPMorgan Chase Bank, N.A.	7/24/19	—	(33,672)
USD	4,345,517	MYR	18,000,000	JPMorgan Chase Bank, N.A.	7/24/19	—	(59,290)
USD	8,380,226	MYR	34,700,000	Standard Chartered Bank	7/24/19	—	(111,263)
USD	1,613,949	EUR	1,394,111	Standard Chartered Bank	8/1/19	—	(6,209)
MAD	1,872,000	USD	190,244	BNP Paribas	9/5/19	2,991	—
MAD	9,136,000	USD	942,828	BNP Paribas	9/5/19	227	—
XOF	315,025,569	EUR	461,711	Societe Generale	9/30/19	—	(1,945)
XOF	186,020,000	EUR	272,697	ICBC Standard Bank PLC	10/4/19	—	(1,462)
XOF	309,966,000	EUR	454,496	ICBC Standard Bank PLC	11/5/19	—	(5,807)
TRY	41,747,000	USD	9,087,683	Goldman Sachs International	2/3/20	—	(2,253,537)
TRY	29,500,000	USD	6,402,604	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,573,339)
TRY	3,589,471	USD	778,965	Deutsche Bank AG	2/10/20	—	(192,701)
TRY	3,689,000	USD	801,434	Standard Chartered Bank	2/10/20	—	(198,914)
TRY	468,264	USD	101,598	Standard Chartered Bank	2/14/20	—	(25,217)
TRY	4,711,529	USD	1,023,467	Standard Chartered Bank	2/14/20	—	(254,944)
TRY	5,652,500	USD	1,131,405	Bank of America, N.A.	3/20/20	—	(219,823)
TRY	51,100,000	USD	10,413,695	Bank of America, N.A.	3/20/20	—	(2,172,763)

						$27,790,876	$(18,459,016)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/7/19	COP	43,714,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$14,078,841	$324,306
2/7/19	COP	13,000,000	Republic of Colombia, 7.00%, 6/30/32	Deutsche Bank AG	4,186,795	117,749
2/7/19	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,058,937	44,067
2/7/19	COP	37,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	11,916,264	251,493
2/7/19	COP	34,254,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	11,032,142	78,869
2/7/19	COP	15,000,000	Republic of Colombia, 11.00%, 7/24/20	Deutsche Bank AG	4,830,918	(6,971)

						$809,513

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	113	Short	3/18/19	$(11,415,648)	$(146,547)
10-Year USD Deliverable Interest Rate Swap	71	Short	3/18/19	(7,303,016)	(151,984)
U.S. 5-Year Treasury Note	225	Short	3/29/19	(25,843,359)	(432,422)

					$(730,953)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	$1,329,530	$—	$1,329,530
BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	186,601	—	186,601
BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays upon termination)	1/2/25	847,086	—	847,086
CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	126,361	—	126,361
CZK	291,600	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)	7/27/22	181,081	—	181,081
CZK	259,650	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	174,916	—	174,916
CZK	262,453	Pays	6-month CZK PRIBOR (pays semi-annually)	2.07% (pays annually)	7/31/22	182,180	—	182,180
CZK	70,860	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/3/22	33,116	—	33,116
CZK	86,810	Pays	6-month CZK PRIBOR (pays semi-annually)	2.08% (pays annually)	8/6/22	36,013	—	36,013
CZK	93,030	Pays	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	8/6/23	71,530	—	71,530
CZK	185,535	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/7/23	157,764	—	157,764
CZK	9,353	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	7,513	—	7,513
CZK	75,240	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	60,590	—	60,590
CZK	46,770	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/10/23	36,128	—	36,128
CZK	38,167	Pays	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	8/13/23	28,894	—	28,894
CZK	44,000	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/13/23	33,926	—	33,926
CZK	123,830	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	(238,013)	—	(238,013)
CZK	101,460	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	(206,940)	—	(206,940)
CZK	102,740	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	(211,690)	—	(211,690)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	27,740	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/3/28	$(57,619)	$—	$(57,619)
CZK	48,940	Receives	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/6/28	(94,572)	—	(94,572)
CZK	34,180	Receives	6-month CZK PRIBOR (pays semi-annually)	2.21% (pays annually)	8/6/28	(67,474)	—	(67,474)
CZK	97,069	Receives	6-month CZK PRIBOR (pays semi-annually)	2.25% (pays annually)	8/7/28	(204,050)	—	(204,050)
CZK	39,650	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/8/28	(79,569)	—	(79,569)
CZK	4,930	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/9/28	(9,916)	—	(9,916)
CZK	24,660	Receives	6-month CZK PRIBOR (pays semi-annually)	2.22% (pays annually)	8/10/28	(48,809)	—	(48,809)
CZK	22,970	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/13/28	(45,924)	—	(45,924)
EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(223,617)	(47,103)	(270,720)
HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	786,961	—	786,961
MXN	204,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(87,594)	—	(87,594)
MXN	242,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(103,735)	—	(103,735)
MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	(105,793)	—	(105,793)
MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	(231,464)	(18,468)	(249,932)
MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	(287,633)	(4,743)	(292,376)
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	603,051	(13,722)	589,329
MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	408,245	—	408,245
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(332,521)	—	(332,521)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(805,010)	—	(805,010)
MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	(335,674)	(5,977)	(341,651)
MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	56,666	(14,619)	42,047
MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	(479,192)	—	(479,192)
MXN	69,990	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.36% (pays monthly)	12/3/38	(170,973)	—	(170,973)
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	110,571	—	110,571
PLN	21,430	Pays	6-month PLN WIBOR (pays semi-annually)	3.25% (pays annually)	6/5/19	135,725	—	135,725
PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	14,530	—	14,530
PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	10,453	—	10,453

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	$48,908	$—	$48,908
PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	13,351	—	13,351
PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	162,357	—	162,357
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	223,869	—	223,869
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	10,054	—	10,054
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	65,540	—	65,540
PLN	26,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.62% (pays annually)	3/20/25	318,825	—	318,825
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	904,888	—	904,888
USD	2,208	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	43,157	—	43,157
USD	280	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(9,315)	7	(9,308)
USD	340	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(10,999)	—	(10,999)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(6,243)	(23)	(6,266)
USD	341	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(10,891)	—	(10,891)
USD	532	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(26,260)	—	(26,260)
USD	364	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(17,203)	185	(17,018)
USD	178	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(8,505)	—	(8,505)
USD	112	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(8,505)	(166)	(8,671)
USD	447	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(32,649)	—	(32,649)
USD	220	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(15,771)	—	(15,771)
ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	36,642	—	36,642
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	327,302	—	327,302
ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	92,623	—	92,623

Total						$3,292,824	$(104,629)	$3,188,195

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,969,571
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(40,746)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	$60,520
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi- annually)	5.45% (pays annually)	6/7/21	274,684
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	52,902
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	14,432
Bank of America, N.A.	THB	450,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.88% (pays semi-annually)	1/25/23	(13,027)
Bank of America, N.A.	THB	340,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.00% (pays semi-annually)	5/2/23	75,715
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	1,161,375
Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	129,205
Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	12,613
Citibank, N.A.	MYR	40,530	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	1/29/24	14,667
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	133,080
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	9,035
Citibank, N.A.	THB	870,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/15/22	54,921
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	23,672
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	145,172
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	5,623
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	(151,929)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	289,205
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays quarterly)	3/21/19	15,092
Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.41% (pays quarterly)	3/22/19	2,746

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.36% (pays quarterly)	3/26/19	$3,651
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	126,613
Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	146,935
Goldman Sachs International	CLP	4,345,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.25% (pays semi-annually)	12/6/28	150,780
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays quarterly)	3/21/19	15,037
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	352,876
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	(41,545)
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	78,075
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR (pays quarterly)	4.44% (pays quarterly)	4/8/19	2,683
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	6,160
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	22,521
JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	25,913
JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	13,390
JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	13,402
JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	28,589
JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	26,409
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	114,244
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	(87,546)
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	286,794
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	620,866

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	$3,470
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	23,751
Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	12,272
Standard Chartered Bank	MYR	5,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	12,289
Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	12,782
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	310,418

							$6,519,357

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Payments	Unrealized Depreciation
Markit CDX Emerging Markets Index (CDX.EM.30.V1)	$100	1.00% (pays quarterly)(1)	12/20/23	$2,730	$(4,383)	$(1,653)
South Africa	150	1.00% (pays quarterly)(1)	12/20/19	(695)	(806)	(1,501)
South Africa	100	1.00% (pays quarterly)(1)	3/20/20	(389)	(705)	(1,094)

Total				$1,646	$(5,894)	$(4,248)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts	Unrealized Appreciation
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.83%	$(40,225)	$97,310	$57,085
Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	1.57	(18,621)	39,979	21,358
Turkey	Deutsche Bank AG	3,220	1.00% (pays quarterly)(1)	9/20/19	1.57	(7,859)	16,650	8,791

Total		$12,450				$(66,705)	$153,939	$87,234

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Payments	Unrealized Depreciation
South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$(1,398)	$(1,227)	$(2,625)
South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(1,398)	(1,419)	(2,817)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Payments	Unrealized Depreciation
South Africa	Barclays Bank PLC	$100	1.00% (pays quarterly)(1)	3/20/20	$(395)	$(452)	$(847)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(395)	(496)	(891)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(395)	(603)	(998)
South Africa	Deutsche Bank AG	500	1.00% (pays quarterly)(1)	9/20/20	(1,263)	(4,648)	(5,911)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(466)	(561)	(1,027)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(466)	(673)	(1,139)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(395)	(487)	(882)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(395)	(504)	(899)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(395)	(697)	(1,092)

Total					$(7,361)	$(11,767)	$(19,128)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,450,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Depreciation
Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $5,274,012 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	$(968,172)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $7,153,635 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,430,856)

						$(2,399,028)

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/ Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 44,199,615 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	$50,959
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 31,075,576 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	43,743
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 20,036,400 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	23,476
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 28,463,120 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	33,054
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	55,237
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	54,987
Barclays Bank PLC	3-month ZAR JIBAR + 58 bp on ZAR 94,530,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/30/23/ 10/30/28	11,017
Barclays Bank PLC	3-month ZAR JIBAR + 55.5 bp on ZAR 99,688,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date(pays quarterly)	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/7/23/ 11/7/28	6,218
Deutsche Bank AG	10.54% on TRY 21,450,000 (pays annually) plus USD 9,981,225	3-month USD-LIBOR on USD 9,981,225 (pays quarterly) plus TRY 21,450,000	Not Applicable/ 4/3/19	(5,581,007)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not Applicable/ 7/28/23	$(2,682,660)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not Applicable/ 7/29/23	(6,968,544)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 129,250,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/25/23/ 7/25/28	(2,603)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 250,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	(5,149)

				$(14,961,272)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

ARLLMONP	-	Argentina Blended Policy Rate

BADLAR	-	Buenos Aires Deposits of Large Amount Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

XOF	-	West African CFA Franc

ZAR	-	South African Rand

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase and sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$—	$(74,066)
Credit	Credit default swaps (centrally cleared)	2,730	(1,084)

Total		$2,730	$(75,150)

Foreign Exchange	Forward foreign currency exchange contracts	$27,790,876	$(18,459,016)
Foreign Exchange	Total return swaps	—	(2,399,028)

Total		$27,790,876	$(20,858,044)

Interest Rate	Cross-currency swaps	$278,691	$(15,239,963)
Interest Rate	Financial futures contracts	—	(730,953)
Interest Rate	Interest rate swaps	6,854,150	(334,793)
Interest Rate	Interest rate swaps (centrally cleared)	7,866,947	(4,574,123)
Interest Rate	Non-deliverable bond forward contracts	816,484	(6,971)

Total		$15,816,272	$(20,886,803)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$475,846,810	$—	$475,846,810
Foreign Corporate Bonds	—	9,617,536	—	9,617,536
Sovereign Loans	—	3,582,569	—	3,582,569
Credit Linked Notes	—	11,345,694	—	11,345,694
Short-Term Investments —
Foreign Government Securities	—	133,794,711	—	133,794,711
U.S. Treasury Obligations	—	119,723,117	—	119,723,117
Other	—	139,083,241	—	139,083,241
Total Investments	$—	$892,993,678	$—	$892,993,678
Forward Foreign Currency Exchange Contracts	$—	$27,790,876	$—	$27,790,876
Non-deliverable Bond Forward Contracts	—	816,484	—	816,484
Swap Contracts	—	15,002,518	—	15,002,518
Total	$—	$936,603,556	$—	$936,603,556

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(18,459,016)	$—	$(18,459,016)
Non-deliverable Bond Forward Contracts	—	(6,971)	—	(6,971)
Futures Contracts	(730,953)	—	—	(730,953)
Swap Contracts	—	(22,623,057)	—	(22,623,057)
Total	$(730,953)	$(41,089,044)	$—	$(41,819,997)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019